STOCKHOLDERS’ EQUITY - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Warrants Expiring In August 2025
Class of Stock [Line Items]
Number of Shares (in shares)		210
Exercise Price per Share (in usd per share)		$ 243.10
Warrants Expiring In January 2026
Class of Stock [Line Items]
Number of Shares (in shares)	1,388,888
Exercise Price per Share (in usd per share)	$ 3.20
Warrants Expiring In February 2026
Class of Stock [Line Items]
Number of Shares (in shares)	9	9
Exercise Price per Share (in usd per share)	$ 464,100	$ 464,100
Warrants Expiring In March 2026
Class of Stock [Line Items]
Number of Shares (in shares)	128,577	128,577
Exercise Price per Share (in usd per share)	$ 31.11	$ 31.11
Warrants Expiring In April 2026
Class of Stock [Line Items]
Number of Shares (in shares)	44,839	44,839
Exercise Price per Share (in usd per share)	$ 17.00	$ 17.00
Warrants Expiring In October 2026
Class of Stock [Line Items]
Number of Shares (in shares)	1,388,888
Exercise Price per Share (in usd per share)	$ 3.20
Warrants Expiring In May 2027
Class of Stock [Line Items]
Number of Shares (in shares)	16	16
Exercise Price per Share (in usd per share)	$ 43,548.05	$ 43,548.05
Warrants Expiring In July 2027
Class of Stock [Line Items]
Number of Shares (in shares)	1	1
Exercise Price per Share (in usd per share)	$ 0.01	$ 0.01
Warrants Expiring In April 2028
Class of Stock [Line Items]
Number of Shares (in shares)	3	3
Exercise Price per Share (in usd per share)	$ 94,970.33	$ 94,970.33
Warrants Expiring In February 2029
Class of Stock [Line Items]
Number of Shares (in shares)	210	210
Exercise Price per Share (in usd per share)	$ 243.10	$ 243.10
Warrants Expiring In June 2029
Class of Stock [Line Items]
Number of Shares (in shares)	9,002	9,002
Exercise Price per Share (in usd per share)	$ 38.8875	$ 38.8875
Warrants Expiring In September 2029
Class of Stock [Line Items]
Number of Shares (in shares)	128,577	128,577
Exercise Price per Share (in usd per share)	$ 31.11	$ 31.11
Warrants Expiring In October 2029, One
Class of Stock [Line Items]
Number of Shares (in shares)	44,839	44,839
Exercise Price per Share (in usd per share)	$ 17.00	$ 17.00
Warrants Expiring In October 2029, Two
Class of Stock [Line Items]
Number of Shares (in shares)	3,140	3,140
Exercise Price per Share (in usd per share)	$ 21.25	$ 21.25
Warrants Expiring In April 2030, One
Class of Stock [Line Items]
Number of Shares (in shares)	1,388,888
Exercise Price per Share (in usd per share)	$ 3.20
Warrants Expiring In April 2030, Two
Class of Stock [Line Items]
Number of Shares (in shares)	97,222
Exercise Price per Share (in usd per share)	$ 4.50